Provisions for expected credit losses/impairment charges - Impact of Portfolio Overlays on the provision for ECL (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Provisions for expected credit losses/impairment charges
Modelled provision for ECL	$ 4,352	$ 5,480
Portfolio Overlays	647	652
Total provision for ECL	4,999	6,132
Parent Entity
Provisions for expected credit losses/impairment charges
Modelled provision for ECL	3,712	4,659
Portfolio Overlays	551	513
Total provision for ECL	$ 4,263	$ 5,172